Income Taxes - Schedule Of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Unrecognized tax benefits—beginning of period	$ 380	$ 169
Tax position changes—current period	0	211
Unrecognized tax benefits—end of period	380	380
Interest and penalties—end of period	27	8
Total liabilities related to uncertain tax positions	$ 407	$ 388